UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Allspring Variable Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 5 of its series: Allspring VT Discovery All Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund, Allspring VT Index Asset Allocation Fund, Allspring VT Opportunity Fund and Allspring VT Small Cap Growth Fund

Date of reporting period: June 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

VT Discovery All Cap Growth Fund

June 30, 2024

Class 1

This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$40	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$71,919,047
# of portfolio holdings	51
Portfolio turnover rate	27%
Total advisory fees paid	$187,923

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	12.3
Amazon.com, Inc.	7.4
NVIDIA Corp.	5.6
Meta Platforms, Inc. Class A	4.9
Visa, Inc. Class A	3.2
Alphabet, Inc. Class A	3.1
Apple, Inc.	2.6
Chipotle Mexican Grill, Inc.	2.5
Eli Lilly & Co.	2.3
ServiceNow, Inc.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.2
Consumer discretionary	16.6
Health care	10.6
Financials	9.8
Industrials	9.2
Communication services	9.0
Materials	2.6
Consumer staples	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0578 06-24

Semi-Annual Shareholder Report

VT Discovery All Cap Growth Fund

June 30, 2024

Class 2

This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$53	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$71,919,047
# of portfolio holdings	51
Portfolio turnover rate	27%
Total advisory fees paid	$187,923

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	12.3
Amazon.com, Inc.	7.4
NVIDIA Corp.	5.6
Meta Platforms, Inc. Class A	4.9
Visa, Inc. Class A	3.2
Alphabet, Inc. Class A	3.1
Apple, Inc.	2.6
Chipotle Mexican Grill, Inc.	2.5
Eli Lilly & Co.	2.3
ServiceNow, Inc.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	41.2
Consumer discretionary	16.6
Health care	10.6
Financials	9.8
Industrials	9.2
Communication services	9.0
Materials	2.6
Consumer staples	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0568 06-24

Semi-Annual Shareholder Report

VT Discovery SMID Cap Growth Fund

June 30, 2024

Class 2

This semi-annual shareholder report contains important information about VT Discovery SMID Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$60	1.15%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$141,742,416
# of portfolio holdings	73
Portfolio turnover rate	32%
Total advisory fees paid	$513,654

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Natera, Inc.	2.5
Axon Enterprise, Inc.	2.2
Onto Innovation, Inc.	2.2
Tetra Tech, Inc.	2.2
HealthEquity, Inc.	2.0
Morningstar, Inc.	2.0
TKO Group Holdings, Inc.	2.0
CCC Intelligent Solutions Holdings, Inc.	1.9
Saia, Inc.	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	27.4
Information technology	23.9
Health care	20.5
Consumer discretionary	13.0
Financials	6.1
Communication services	3.3
Consumer staples	2.8
Materials	1.5
Real estate	1.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3221 06-24

Semi-Annual Shareholder Report

June 30, 2024

VT Index Asset Allocation Fund

Class 2

This semi-annual shareholder report contains important information about VT Index Asset Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$52	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$69,771,204
# of portfolio holdings	645
Portfolio turnover rate	6%
Total advisory fees paid	$157,245

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	4.3
1-3 years	34.8
3-5 years	24.1
5-10 years	15.6
10-20 years	21.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	4.3
NVIDIA Corp.	4.0
Apple, Inc.	4.0
Amazon.com, Inc.	2.3
U.S. Treasury Bonds, 6.00%, 2/15/2026	1.7
U.S. Treasury Bonds, 6.75%, 8/15/2026	1.6
U.S. Treasury Notes, 1.38%, 10/31/2028	1.6
Meta Platforms, Inc. Class A	1.4
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.2

EQUITY SECTOR ALLOCATION (% OF EQUITY INVESTMENTS)

Information technology	32.4
Financials	12.4
Health care	11.7
Consumer discretionary	10.0
Communication services	9.3
Industrials	8.1
Consumer staples	5.8
Energy	3.6
Utilities	2.3
Real estate	2.2
Materials	2.2

VT Index Asset Allocation Fund

Semi-Annual Shareholder Report | June 30, 2024

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0360 06-24

Semi-Annual Shareholder Report

VT Opportunity Fund

June 30, 2024

Class 1

This semi-annual shareholder report contains important information about VT Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$38	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$180,868,871
# of portfolio holdings	55
Portfolio turnover rate	9%
Total advisory fees paid	$552,900

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.5
Alphabet, Inc. Class C	5.5
Salesforce, Inc.	3.9
Mastercard, Inc. Class A	3.5
Meta Platforms, Inc. Class A	3.3
Texas Instruments, Inc.	3.0
HEICO Corp. Class A	2.6
Carlisle Cos., Inc.	2.1
Marvell Technology, Inc.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.1
Industrials	18.6
Consumer discretionary	10.5
Financials	10.4
Health care	9.3
Communication services	9.1
Real estate	8.8
Materials	4.6
Consumer staples	4.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3020 06-24

Semi-Annual Shareholder Report

VT Opportunity Fund

June 30, 2024

Class 2

This semi-annual shareholder report contains important information about VT Opportunity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$51	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$180,868,871
# of portfolio holdings	55
Portfolio turnover rate	9%
Total advisory fees paid	$552,900

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.5
Alphabet, Inc. Class C	5.5
Salesforce, Inc.	3.9
Mastercard, Inc. Class A	3.5
Meta Platforms, Inc. Class A	3.3
Texas Instruments, Inc.	3.0
HEICO Corp. Class A	2.6
Carlisle Cos., Inc.	2.1
Marvell Technology, Inc.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.1
Industrials	18.6
Consumer discretionary	10.5
Financials	10.4
Health care	9.3
Communication services	9.1
Real estate	8.8
Materials	4.6
Consumer staples	4.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3222 06-24

Semi-Annual Shareholder Report

VT Small Cap Growth Fund

June 30, 2024

Class 1

This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$48	0.92%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$311,816,913
# of portfolio holdings	89
Portfolio turnover rate	34%
Total advisory fees paid	$1,211,155

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

TransMedics Group, Inc.	3.7
RadNet, Inc.	3.1
CyberArk Software Ltd.	3.1
e.l.f. Beauty, Inc.	3.0
Casella Waste Systems, Inc. Class A	2.9
SPS Commerce, Inc.	2.5
Glaukos Corp.	2.4
BellRing Brands, Inc.	2.4
Boot Barn Holdings, Inc.	2.3
Comfort Systems USA, Inc.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	26.2
Health care	24.3
Industrials	22.8
Consumer discretionary	12.5
Consumer staples	7.9
Financials	4.3
Materials	1.6
Communication services	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3003 06-24

Semi-Annual Shareholder Report

VT Small Cap Growth Fund

June 30, 2024

Class 2

This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$61	1.17%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$311,816,913
# of portfolio holdings	89
Portfolio turnover rate	34%
Total advisory fees paid	$1,211,155

What did the Fund invest in?

(Based on long-term investments)

TOP TEN HOLDINGS (% OF NET ASSETS)

TransMedics Group, Inc.	3.7
RadNet, Inc.	3.1
CyberArk Software Ltd.	3.1
e.l.f. Beauty, Inc.	3.0
Casella Waste Systems, Inc. Class A	2.9
SPS Commerce, Inc.	2.5
Glaukos Corp.	2.4
BellRing Brands, Inc.	2.4
Boot Barn Holdings, Inc.	2.3
Comfort Systems USA, Inc.	2.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	26.2
Health care	24.3
Industrials	22.8
Consumer discretionary	12.5
Consumer staples	7.9
Financials	4.3
Materials	1.6
Communication services	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0475 06-24

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring VT
Discovery All Cap
Growth Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2024

Allspring VT Discovery All Cap Growth Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.89%
Communication services: 8.95%
Entertainment: 0.88%
Spotify Technology SA†	2,028	$636,366
Interactive media & services: 8.07%
Alphabet, Inc. Class A	12,324	2,244,817
Meta Platforms, Inc. Class A	7,054	3,556,768
		5,801,585
Consumer discretionary: 16.60%
Automobiles: 1.16%
Ferrari NV	2,040	833,075
Broadline retail: 9.17%
Amazon.com, Inc.†	27,503	5,314,955
MercadoLibre, Inc.†	780	1,281,852
		6,596,807
Hotels, restaurants & leisure: 5.03%
Booking Holdings, Inc.	300	1,188,450
Chipotle Mexican Grill, Inc.†	29,200	1,829,380
DraftKings, Inc. Class A†	15,690	598,887
		3,616,717
Household durables: 1.24%
PulteGroup, Inc.	8,052	886,525
Consumer staples: 0.97%
Beverages: 0.97%
Celsius Holdings, Inc.†	12,230	698,211
Financials: 9.83%
Capital markets: 3.61%
Blue Owl Capital, Inc.	28,824	511,626
S&P Global, Inc.	2,100	936,600
Tradeweb Markets, Inc. Class A	10,870	1,152,220
		2,600,446
Financial services: 4.65%
Fiserv, Inc.†	6,850	1,020,924
Visa, Inc. Class A	8,843	2,321,022
		3,341,946
Insurance: 1.57%
Progressive Corp.	5,432	1,128,281
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Health care: 10.62%
Health care equipment & supplies: 3.34%
DexCom, Inc.†	9,218	$1,045,137
Intuitive Surgical, Inc.†	3,047	1,355,458
		2,400,595
Health care providers & services: 1.63%
UnitedHealth Group, Inc.	2,308	1,175,372
Health care technology: 1.04%
Veeva Systems, Inc. Class A†	4,074	745,582
Life sciences tools & services: 2.29%
Bio-Techne Corp.	10,093	723,163
Danaher Corp.	3,689	921,697
		1,644,860
Pharmaceuticals: 2.32%
Eli Lilly & Co.	1,847	1,672,237
Industrials: 9.21%
Aerospace & defense: 1.37%
General Electric Co.	6,212	987,522
Commercial services & supplies: 3.52%
Tetra Tech, Inc.	5,435	1,111,349
Waste Connections, Inc.	8,094	1,419,364
		2,530,713
Electrical equipment: 1.73%
Vertiv Holdings Co.	14,362	1,243,318
Ground transportation: 2.59%
Old Dominion Freight Line, Inc.	5,240	925,384
Uber Technologies, Inc.†	12,900	937,572
		1,862,956
Information technology: 41.14%
Communications equipment: 1.87%
Motorola Solutions, Inc.	3,492	1,348,086
Electronic equipment, instruments & components: 0.96%
Zebra Technologies Corp. Class A†	2,228	688,296
IT services: 2.75%
Gartner, Inc.†	2,199	987,483
Globant SA†	3,243	578,097
MongoDB, Inc.†	1,660	414,934
		1,980,514
Semiconductors & semiconductor equipment: 13.10%
Advanced Micro Devices, Inc.†	7,275	1,180,078
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Analog Devices, Inc.	4,074	$929,931
Entegris, Inc.	6,601	893,775
KLA Corp.	1,458	1,202,136
Monolithic Power Systems, Inc.	1,466	1,204,583
NVIDIA Corp.	32,450	4,008,873
		9,419,376
Software: 19.82%
Cadence Design Systems, Inc.†	3,589	1,104,515
CCC Intelligent Solutions Holdings, Inc.†	72,568	806,230
Crowdstrike Holdings, Inc. Class A†	2,694	1,032,314
Datadog, Inc. Class A†	7,181	931,304
Microsoft Corp.	19,823	8,859,890
ServiceNow, Inc.†	1,933	1,520,633
		14,254,886
Technology hardware, storage & peripherals: 2.64%
Apple, Inc.	9,000	1,895,580
Materials: 2.57%
Chemicals: 1.52%
Sherwin-Williams Co.	3,660	1,092,254
Construction materials: 1.05%
Vulcan Materials Co.	3,040	755,987
Total common stocks (Cost $36,486,486)		71,838,093

		Yield
Short-term investments: 0.26%
Investment companies: 0.26%
Allspring Government Money Market Fund Select Class♠∞		5.25%	185,756	185,756
Total short-term investments (Cost $185,756)				185,756
Total investments in securities (Cost $36,672,242)	100.15%			72,023,849
Other assets and liabilities, net	(0.15)			(104,802)
Total net assets	100.00%			$71,919,047

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$311,643	$6,989,207	$(7,115,094)	$0	$0	$185,756	185,756	$12,092
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 5

Statement of assets and liabilities—June 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $36,486,486)	$71,838,093
Investments in affiliated securities, at value (cost $185,756)	185,756
Receivable for dividends	12,450
Receivable for Fund shares sold	90
Prepaid expenses and other assets	1,603
Total assets	72,037,992
Liabilities
Payable for Fund shares redeemed	31,940
Professional fees payable	30,782
Management fee payable	30,685
Distribution fee payable	6,907
Administration fees payable	4,688
Accrued expenses and other liabilities	13,943
Total liabilities	118,945
Total net assets	$71,919,047
Net assets consist of
Paid-in capital	$25,336,398
Total distributable earnings	46,582,649
Total net assets	$71,919,047
Computation of net asset value per share
Net assets–Class 1	$34,262,240
Shares outstanding–Class 1[1]	1,196,497
Net asset value per share–Class 1	$28.64
Net assets–Class 2	$37,656,807
Shares outstanding–Class 2[1]	1,394,229
Net asset value per share–Class 2	$27.01
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Discovery All Cap Growth Fund

Statement of operations—six months ended June 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $2,121)	$163,200
Income from affiliated securities	12,092
Interest	4
Total investment income	175,296
Expenses
Management fee	213,301
Administration fees
Class 1	13,291
Class 2	15,149
Distribution fee
Class 2	43,178
Custody and accounting fees	891
Professional fees	32,325
Shareholder report expenses	6,119
Trustees’ fees and expenses	12,135
Other fees and expenses	2,957
Total expenses	339,346
Less: Fee waivers and/or expense reimbursements
Fund-level	(25,378)
Net expenses	313,968
Net investment loss	(138,672)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	8,082,344
Foreign currency and foreign currency translations	(8)
Net realized gains on investments	8,082,336
Net change in unrealized gains (losses) on investments	958,328
Net realized and unrealized gains (losses) on investments	9,040,664
Net increase in net assets resulting from operations	$8,901,992
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2024 (unaudited)		Year ended December 31, 2023
Operations
Net investment loss		$(138,672)		$(214,318)
Net realized gains on investments		8,082,336		3,436,065
Net change in unrealized gains (losses) on investments		958,328		15,520,585
Net increase in net assets resulting from operations		8,901,992		18,742,332
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(2,959,369)
Class 2		0		(3,747,752)
Total distributions to shareholders		0		(6,707,121)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	18,517	508,879	38,434	889,700
Class 2	10,344	266,006	47,234	1,029,344
		774,885		1,919,044
Reinvestment of distributions
Class 1	0	0	124,031	2,959,369
Class 2	0	0	166,124	3,747,752
		0		6,707,121
Payment for shares redeemed
Class 1	(91,890)	(2,503,716)	(173,842)	(3,985,196)
Class 2	(216,578)	(5,605,238)	(304,527)	(6,686,741)
		(8,108,954)		(10,671,937)
Net decrease in net assets resulting from capital share transactions		(7,334,069)		(2,045,772)
Total increase in net assets		1,567,923		9,989,439
Net assets
Beginning of period		70,351,124		60,361,685
End of period		$71,919,047		$70,351,124
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Discovery All Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2024 (unaudited)	Year ended December 31
Class 1		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.29	$20.88	$43.70	$42.28	$31.89	$26.27
Net investment loss	(0.03)[1]	(0.04)[1]	(0.08)[1]	(0.19)[1]	(0.07)	(0.03)[1]
Net realized and unrealized gains (losses) on investments	3.38	6.88	(15.54)	6.43	13.27	9.69
Total from investment operations	3.35	6.84	(15.62)	6.24	13.20	9.66
Distributions to shareholders from
Net realized gains	0.00	(2.43)	(7.20)	(4.82)	(2.81)	(4.04)
Net asset value, end of period	$28.64	$25.29	$20.88	$43.70	$42.28	$31.89
Total return[2]	13.25%	33.50%	(37.04)%	15.27%	43.41%	37.39%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.87%	0.84%	0.78%	0.80%	0.82%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.26)%	(0.19)%	(0.29)%	(0.43)%	(0.27)%	(0.08)%
Supplemental data
Portfolio turnover rate	27%	30%	22%	25%	24%	31%
Net assets, end of period (000s omitted)	$34,262	$32,121	$26,748	$48,949	$50,122	$40,001

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2024 (unaudited)	Year ended December 31
Class 2		2023	2022	2021	2020	2019
Net asset value, beginning of period	$23.89	$19.87	$41.69	$40.43	$30.55	$25.23
Net investment loss	(0.06)[1]	(0.10)[1]	(0.14)[1]	(0.28)	(0.17)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	3.18	6.55	(14.82)	6.14	12.73	9.29
Total from investment operations	3.12	6.45	(14.96)	5.86	12.56	9.19
Distributions to shareholders from
Net realized gains	0.00	(2.43)	(6.86)	(4.60)	(2.68)	(3.87)
Net asset value, end of period	$27.01	$23.89	$19.87	$41.69	$40.43	$30.55
Total return[2]	13.06%	33.17%	(37.20)%	14.97%	43.18%	37.04%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.10%	1.04%	1.02%	1.04%	1.06%
Net expenses	1.00%	1.00%	0.98%	1.00%	1.00%	1.00%
Net investment loss	(0.51)%	(0.44)%	(0.51)%	(0.68)%	(0.52)%	(0.33)%
Supplemental data
Portfolio turnover rate	27%	30%	22%	25%	24%	31%
Net assets, end of period (000s omitted)	$37,657	$38,230	$33,614	$59,888	$57,850	$50,843

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery All Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring VT Discovery All Cap Growth Fund | 11

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $36,757,930 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$36,020,293
Gross unrealized losses	(754,374)
Net unrealized gains	$35,265,919
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$6,437,951	$0	$0	$6,437,951
Consumer discretionary	11,933,124	0	0	11,933,124
Consumer staples	698,211	0	0	698,211
Financials	7,070,673	0	0	7,070,673
Health care	7,638,646	0	0	7,638,646
Industrials	6,624,509	0	0	6,624,509
Information technology	29,586,738	0	0	29,586,738
Materials	1,848,241	0	0	1,848,241
Short-term investments
Investment companies	185,756	0	0	185,756
Total assets	$72,023,849	$0	$0	$72,023,849
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
12 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $1 billion	0.500
Next $2 billion	0.475
Next $1 billion	0.450
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended June 30, 2024, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2024.
Allspring VT Discovery All Cap Growth Fund | 13

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2024 were $19,380,943 and $26,497,743, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
14 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring VT Discovery All Cap Growth Fund | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

16 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Discovery All Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Discovery All Cap Growth Fund | 17

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than or in range of the average investment performance of the Universe for all periods under review except the three-year period. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 3000® Growth Index, for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe for the shorter time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

18 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Discovery All Cap Growth Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0578 06-24

Allspring VT Index Asset Allocation Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2024

Allspring VT Index Asset Allocation Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 59.70%
Communication services: 5.58%
Diversified telecommunication services: 0.40%
AT&T, Inc.	6,514	$124,483
Verizon Communications, Inc.	3,824	157,702
		282,185
Entertainment: 0.73%
Electronic Arts, Inc.	221	30,792
Live Nation Entertainment, Inc.†	129	12,093
Netflix, Inc.†	391	263,878
Take-Two Interactive Software, Inc.†	144	22,391
Walt Disney Co.	1,656	164,424
Warner Bros Discovery, Inc.†	2,026	15,073
		508,651
Interactive media & services: 4.01%
Alphabet, Inc. Class A	5,337	972,134
Alphabet, Inc. Class C	4,440	814,385
Match Group, Inc.†	241	7,322
Meta Platforms, Inc. Class A	1,991	1,003,902
		2,797,743
Media: 0.32%
Charter Communications, Inc. Class A†	89	26,607
Comcast Corp. Class A	3,556	139,253
Fox Corp. Class A	210	7,218
Fox Corp. Class B	120	3,842
Interpublic Group of Cos., Inc.	343	9,978
News Corp. Class A	345	9,512
News Corp. Class B	104	2,952
Omnicom Group, Inc.	178	15,967
Paramount Global Class B	449	4,665
		219,994
Wireless telecommunication services: 0.12%
T-Mobile U.S., Inc.	468	82,452
Consumer discretionary: 5.95%
Automobile components: 0.03%
Aptiv PLC†	247	17,394
BorgWarner, Inc.	207	6,673
		24,067
Automobiles: 0.85%
Ford Motor Co.	3,563	44,680
General Motors Co.	1,037	48,179
Tesla, Inc.†	2,521	498,856
		591,715
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Broadline retail: 2.35%
Amazon.com, Inc.†	8,320	$1,607,840
eBay, Inc.	460	24,711
Etsy, Inc.†	106	6,252
		1,638,803
Distributors: 0.06%
Genuine Parts Co.	127	17,567
LKQ Corp.	242	10,065
Pool Corp.	35	10,756
		38,388
Hotels, restaurants & leisure: 1.13%
Airbnb, Inc. Class A†	401	60,804
Booking Holdings, Inc.	31	122,806
Caesars Entertainment, Inc.†	197	7,829
Carnival Corp.†	918	17,185
Chipotle Mexican Grill, Inc.†	1,248	78,187
Darden Restaurants, Inc.	108	16,343
Domino’s Pizza, Inc.	32	16,523
Expedia Group, Inc.†	115	14,489
Hilton Worldwide Holdings, Inc.	227	49,531
Las Vegas Sands Corp.	332	14,691
Marriott International, Inc. Class A	218	52,706
McDonald’s Corp.	655	166,920
MGM Resorts International†	228	10,132
Norwegian Cruise Line Holdings Ltd.†	390	7,328
Royal Caribbean Cruises Ltd.†	215	34,277
Starbucks Corp.	1,029	80,108
Wynn Resorts Ltd.	86	7,697
Yum! Brands, Inc.	256	33,910
		791,466
Household durables: 0.21%
D.R. Horton, Inc.	269	37,910
Garmin Ltd.	140	22,809
Lennar Corp. Class A	222	33,271
Mohawk Industries, Inc.†	48	5,452
NVR, Inc.†	3	22,766
PulteGroup, Inc.	191	21,029
		143,237
Leisure products: 0.01%
Hasbro, Inc.	119	6,962
Specialty retail: 1.09%
AutoZone, Inc.†	16	47,425
Bath & Body Works, Inc.	203	7,927
Best Buy Co., Inc.	175	14,751
CarMax, Inc.†	143	10,488
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Specialty retail(continued)
Home Depot, Inc.	900	$309,816
Lowe’s Cos., Inc.	520	114,639
O’Reilly Automotive, Inc.†	54	57,027
Ross Stores, Inc.	305	44,323
TJX Cos., Inc.	1,029	113,293
Tractor Supply Co.	98	26,460
Ulta Beauty, Inc.†	44	16,978
		763,127
Textiles, apparel & luxury goods: 0.22%
Deckers Outdoor Corp.†	23	22,263
lululemon athletica, Inc.†	104	31,065
NIKE, Inc. Class B	1,101	82,982
Ralph Lauren Corp.	35	6,127
Tapestry, Inc.	209	8,943
		151,380
Consumer staples: 3.44%
Beverages: 0.78%
Brown-Forman Corp. Class B	163	7,040
Coca-Cola Co.	3,523	224,239
Constellation Brands, Inc. Class A	146	37,563
Keurig Dr Pepper, Inc.	948	31,663
Molson Coors Beverage Co. Class B	165	8,387
Monster Beverage Corp.†	644	32,168
PepsiCo, Inc.	1,249	205,997
		547,057
Consumer staples distribution & retail: 1.12%
Costco Wholesale Corp.	403	342,546
Dollar General Corp.	200	26,446
Dollar Tree, Inc.†	188	20,073
Kroger Co.	608	30,357
Sysco Corp.	452	32,268
Target Corp.	420	62,177
Walgreens Boots Alliance, Inc.	651	7,874
Walmart, Inc.	3,881	262,783
		784,524
Food products: 0.42%
Archer-Daniels-Midland Co.	449	27,142
Bunge Global SA	129	13,773
Campbell Soup Co.	179	8,089
Conagra Brands, Inc.	434	12,334
General Mills, Inc.	513	32,452
Hershey Co.	134	24,633
Hormel Foods Corp.	264	8,049
J M Smucker Co.	96	10,468
Kellanova	239	13,786
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Food products(continued)
Kraft Heinz Co.	717	$23,102
Lamb Weston Holdings, Inc.	131	11,015
McCormick & Co., Inc.	229	16,245
Mondelez International, Inc. Class A	1,219	79,771
Tyson Foods, Inc. Class A	260	14,857
		295,716
Household products: 0.73%
Church & Dwight Co., Inc.	222	23,017
Clorox Co.	113	15,421
Colgate-Palmolive Co.	745	72,295
Kimberly-Clark Corp.	306	42,289
Procter & Gamble Co.	2,144	353,589
		506,611
Personal care products: 0.08%
Estee Lauder Cos., Inc. Class A	212	22,557
Kenvue, Inc.	1,740	31,633
		54,190
Tobacco: 0.31%
Altria Group, Inc.	1,561	71,103
Philip Morris International, Inc.	1,412	143,078
		214,181
Energy: 2.18%
Energy equipment & services: 0.17%
Baker Hughes Co.	907	31,899
Halliburton Co.	804	27,159
Schlumberger NV	1,299	61,287
		120,345
Oil, gas & consumable fuels: 2.01%
APA Corp.	327	9,627
Chevron Corp.	1,557	243,546
ConocoPhillips	1,063	121,586
Coterra Energy, Inc.	676	18,029
Devon Energy Corp.	574	27,208
Diamondback Energy, Inc.	162	32,431
EOG Resources, Inc.	522	65,704
EQT Corp.	401	14,829
Exxon Mobil Corp.	4,076	469,229
Hess Corp.	251	37,028
Kinder Morgan, Inc.	1,754	34,852
Marathon Oil Corp.	512	14,679
Marathon Petroleum Corp.	320	55,514
Occidental Petroleum Corp.	604	38,070
ONEOK, Inc.	530	43,221
Phillips 66	385	54,350
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 5

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Targa Resources Corp.	201	$25,885
Valero Energy Corp.	297	46,558
Williams Cos., Inc.	1,107	47,047
		1,399,393
Financials: 7.41%
Banks: 1.92%
Bank of America Corp.	6,182	245,858
Citigroup, Inc.	1,733	109,976
Citizens Financial Group, Inc.	413	14,881
Fifth Third Bancorp	621	22,660
Huntington Bancshares, Inc.	1,317	17,358
JPMorgan Chase & Co.	2,609	527,696
KeyCorp	857	12,178
M&T Bank Corp.	152	23,007
PNC Financial Services Group, Inc.	362	56,284
Regions Financial Corp.	832	16,673
Truist Financial Corp.	1,216	47,242
U.S. Bancorp	1,418	56,295
Wells Fargo & Co.	3,167	188,088
		1,338,196
Capital markets: 1.68%
Ameriprise Financial, Inc.	90	38,447
Bank of New York Mellon Corp.	679	40,665
BlackRock, Inc.	127	99,990
Blackstone, Inc.	649	80,346
Cboe Global Markets, Inc.	96	16,326
Charles Schwab Corp.	1,356	99,924
CME Group, Inc.	327	64,288
FactSet Research Systems, Inc.	35	14,289
Franklin Resources, Inc.	272	6,079
Goldman Sachs Group, Inc.	293	132,530
Intercontinental Exchange, Inc.	521	71,320
Invesco Ltd.	409	6,119
KKR & Co., Inc.	605	63,670
MarketAxess Holdings, Inc.	34	6,818
Moody’s Corp.	143	60,193
Morgan Stanley	1,137	110,505
MSCI, Inc.	72	34,686
Nasdaq, Inc.	346	20,850
Northern Trust Corp.	186	15,620
Raymond James Financial, Inc.	169	20,890
S&P Global, Inc.	291	129,786
State Street Corp.	274	20,276
T Rowe Price Group, Inc.	203	23,408
		1,177,025
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Consumer finance: 0.31%
American Express Co.	516	$119,480
Capital One Financial Corp.	347	48,042
Discover Financial Services	228	29,825
Synchrony Financial	365	17,224
		214,571
Financial services: 2.29%
Berkshire Hathaway, Inc. Class B†	1,645	669,186
Corpay, Inc.†	64	17,050
Fidelity National Information Services, Inc.	505	38,057
Fiserv, Inc.†	532	79,289
Global Payments, Inc.	232	22,435
Jack Henry & Associates, Inc.	66	10,957
Mastercard, Inc. Class A	746	329,105
PayPal Holdings, Inc.†	950	55,129
Visa, Inc. Class A	1,430	375,332
		1,596,540
Insurance: 1.21%
Aflac, Inc.	470	41,976
Allstate Corp.	240	38,318
American International Group, Inc.	603	44,767
Aon PLC Class A	198	58,129
Arch Capital Group Ltd.†	340	34,303
Arthur J Gallagher & Co.	199	51,603
Assurant, Inc.	47	7,814
Brown & Brown, Inc.	215	19,223
Chubb Ltd.	369	94,124
Cincinnati Financial Corp.	142	16,770
Everest Group Ltd.	39	14,860
Globe Life, Inc.	76	6,253
Hartford Financial Services Group, Inc.	269	27,045
Loews Corp.	165	12,332
Marsh & McLennan Cos., Inc.	448	94,402
MetLife, Inc.	543	38,113
Principal Financial Group, Inc.	196	15,376
Progressive Corp.	532	110,502
Prudential Financial, Inc.	326	38,204
Travelers Cos., Inc.	208	42,295
W R Berkley Corp.	184	14,459
Willis Towers Watson PLC	93	24,379
		845,247
Health care: 6.99%
Biotechnology: 1.13%
AbbVie, Inc.	1,604	275,118
Amgen, Inc.	487	152,163
Biogen, Inc.†	132	30,600
Gilead Sciences, Inc.	1,132	77,667
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 7

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Incyte Corp.†	144	$8,729
Moderna, Inc.†	303	35,981
Regeneron Pharmaceuticals, Inc.†	96	100,899
Vertex Pharmaceuticals, Inc.†	234	109,681
		790,838
Health care equipment & supplies: 1.41%
Abbott Laboratories	1,581	164,282
Align Technology, Inc.†	64	15,452
Baxter International, Inc.	463	15,487
Becton Dickinson & Co.	263	61,466
Boston Scientific Corp.†	1,336	102,885
Cooper Cos., Inc.	181	15,801
DexCom, Inc.†	361	40,930
Edwards Lifesciences Corp.†	547	50,527
GE HealthCare Technologies, Inc.	386	30,077
Hologic, Inc.†	212	15,741
IDEXX Laboratories, Inc.†	75	36,540
Insulet Corp.†	64	12,915
Intuitive Surgical, Inc.†	322	143,242
Medtronic PLC	1,206	94,924
ResMed, Inc.	133	25,459
Solventum Corp.†	126	6,663
STERIS PLC	90	19,759
Stryker Corp.	308	104,797
Teleflex, Inc.	43	9,044
Zimmer Biomet Holdings, Inc.	187	20,295
		986,286
Health care providers & services: 1.46%
Cardinal Health, Inc.	221	21,729
Cencora, Inc.	150	33,795
Centene Corp.†	485	32,156
Cigna Group	258	85,287
CVS Health Corp.	1,141	67,387
DaVita, Inc.†	47	6,513
Elevance Health, Inc.	211	114,332
HCA Healthcare, Inc.	176	56,545
Henry Schein, Inc.†	116	7,436
Humana, Inc.	109	40,728
Labcorp Holdings, Inc.	77	15,670
McKesson Corp.	118	68,917
Molina Healthcare, Inc.†	53	15,757
Quest Diagnostics, Inc.	101	13,825
UnitedHealth Group, Inc.	836	425,741
Universal Health Services, Inc. Class B	54	9,986
		1,015,804
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 0.73%
Agilent Technologies, Inc.	266	$34,482
Bio-Rad Laboratories, Inc. Class A†	19	5,189
Bio-Techne Corp.	143	10,246
Charles River Laboratories International, Inc.†	47	9,709
Danaher Corp.	599	149,660
IQVIA Holdings, Inc.†	166	35,099
Mettler-Toledo International, Inc.†	19	26,554
Revvity, Inc.	112	11,744
Thermo Fisher Scientific, Inc.	347	191,891
Waters Corp.†	54	15,667
West Pharmaceutical Services, Inc.	66	21,740
		511,981
Pharmaceuticals: 2.26%
Bristol-Myers Squibb Co.	1,842	76,498
Catalent, Inc.†	164	9,222
Eli Lilly & Co.	725	656,400
Johnson & Johnson	2,187	319,652
Merck & Co., Inc.	2,301	284,864
Pfizer, Inc.	5,148	144,041
Viatris, Inc.	1,082	11,502
Zoetis, Inc.	415	71,944
		1,574,123
Industrials: 4.85%
Aerospace & defense: 1.08%
Axon Enterprise, Inc.†	64	18,831
Boeing Co.†	524	95,373
General Dynamics Corp.	207	60,059
General Electric Co.	995	158,175
Howmet Aerospace, Inc.	352	27,326
Huntington Ingalls Industries, Inc.	36	8,868
L3Harris Technologies, Inc.	172	38,628
Lockheed Martin Corp.	194	90,617
Northrop Grumman Corp.	126	54,930
RTX Corp.	1,208	121,271
Textron, Inc.	173	14,854
TransDigm Group, Inc.	51	65,158
		754,090
Air freight & logistics: 0.25%
CH Robinson Worldwide, Inc.	106	9,341
Expeditors International of Washington, Inc.	128	15,973
FedEx Corp.	206	61,767
United Parcel Service, Inc. Class B	663	90,731
		177,812
Building products: 0.29%
A O Smith Corp.	110	8,996
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 9

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Building products(continued)
Allegion PLC	79	$9,334
Builders FirstSource, Inc.†	111	15,363
Carrier Global Corp.	761	48,004
Johnson Controls International PLC	612	40,680
Masco Corp.	200	13,334
Trane Technologies PLC	206	67,759
		203,470
Commercial services & supplies: 0.34%
Cintas Corp.	78	54,620
Copart, Inc.†	795	43,057
Republic Services, Inc.	186	36,147
Rollins, Inc.	255	12,442
Veralto Corp.	200	19,094
Waste Management, Inc.	332	70,829
		236,189
Construction & engineering: 0.05%
Quanta Services, Inc.	133	33,794
Electrical equipment: 0.43%
AMETEK, Inc.	210	35,009
Eaton Corp. PLC	363	113,819
Emerson Electric Co.	520	57,283
GE Vernova, Inc.†	249	42,706
Generac Holdings, Inc.†	55	7,272
Hubbell, Inc.	49	17,909
Rockwell Automation, Inc.	104	28,629
		302,627
Ground transportation: 0.58%
CSX Corp.	1,776	59,407
J.B. Hunt Transport Services, Inc.	74	11,840
Norfolk Southern Corp.	205	44,012
Old Dominion Freight Line, Inc.	162	28,609
Uber Technologies, Inc.†	1,898	137,947
Union Pacific Corp.	554	125,348
		407,163
Industrial conglomerates: 0.26%
3M Co.	503	51,401
Honeywell International, Inc.	592	126,416
		177,817
Machinery: 0.96%
Caterpillar, Inc.	444	147,896
Cummins, Inc.	124	34,339
Deere & Co.	235	87,803
Dover Corp.	125	22,556
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Machinery(continued)
Fortive Corp.	320	$23,712
IDEX Corp.	69	13,883
Illinois Tool Works, Inc.	247	58,529
Ingersoll Rand, Inc.	367	33,338
Nordson Corp.	49	11,365
Otis Worldwide Corp.	367	35,327
PACCAR, Inc.	476	49,000
Parker-Hannifin Corp.	117	59,180
Pentair PLC	151	11,577
Snap-on, Inc.	48	12,547
Stanley Black & Decker, Inc.	140	11,185
Westinghouse Air Brake Technologies Corp.	160	25,288
Xylem, Inc.	220	29,839
		667,364
Passenger airlines: 0.09%
American Airlines Group, Inc.†	596	6,753
Delta Air Lines, Inc.	586	27,800
Southwest Airlines Co.	544	15,564
United Airlines Holdings, Inc.†	299	14,549
		64,666
Professional services: 0.36%
Automatic Data Processing, Inc.	372	88,793
Broadridge Financial Solutions, Inc.	107	21,079
Dayforce, Inc.†	143	7,093
Equifax, Inc.	112	27,155
Jacobs Solutions, Inc.	114	15,927
Leidos Holdings, Inc.	123	17,943
Paychex, Inc.	291	34,501
Paycom Software, Inc.	44	6,294
Verisk Analytics, Inc.	130	35,041
		253,826
Trading companies & distributors: 0.16%
Fastenal Co.	520	32,677
United Rentals, Inc.	61	39,450
WW Grainger, Inc.	40	36,090
		108,217
Information technology: 19.37%
Communications equipment: 0.48%
Arista Networks, Inc.†	231	80,961
Cisco Systems, Inc.	3,679	174,789
F5, Inc.†	53	9,128
Juniper Networks, Inc.	295	10,756
Motorola Solutions, Inc.	152	58,680
		334,314
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 11

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.35%
Amphenol Corp. Class A	1,091	$73,501
CDW Corp.	122	27,308
Corning, Inc.	700	27,195
Jabil, Inc.	110	11,967
Keysight Technologies, Inc.†	159	21,743
TE Connectivity Ltd.	278	41,820
Teledyne Technologies, Inc.†	43	16,683
Trimble, Inc.†	222	12,414
Zebra Technologies Corp. Class A†	47	14,520
		247,151
IT services: 0.62%
Accenture PLC Class A	571	173,247
Akamai Technologies, Inc.†	138	12,431
Cognizant Technology Solutions Corp. Class A	452	30,736
EPAM Systems, Inc.†	53	9,970
Gartner, Inc.†	71	31,883
GoDaddy, Inc. Class A†	128	17,883
International Business Machines Corp.	835	144,413
VeriSign, Inc.†	79	14,046
		434,609
Semiconductors & semiconductor equipment: 7.18%
Advanced Micro Devices, Inc.†	1,469	238,287
Analog Devices, Inc.	451	102,945
Applied Materials, Inc.	755	178,172
Broadcom, Inc.	396	635,790
Enphase Energy, Inc.†	124	12,364
First Solar, Inc.†	97	21,870
Intel Corp.	3,868	119,792
KLA Corp.	122	100,590
Lam Research Corp.	119	126,717
Microchip Technology, Inc.	491	44,927
Micron Technology, Inc.	1,006	132,319
Monolithic Power Systems, Inc.	44	36,154
NVIDIA Corp.	22,349	2,760,995
NXP Semiconductors NV	232	62,429
ON Semiconductor Corp.†	391	26,803
Qorvo, Inc.†	88	10,212
QUALCOMM, Inc.	1,016	202,367
Skyworks Solutions, Inc.	146	15,561
Teradyne, Inc.	142	21,057
Texas Instruments, Inc.	827	160,876
		5,010,227
Software: 6.56%
Adobe, Inc.†	407	226,105
ANSYS, Inc.†	79	25,398
Autodesk, Inc.†	194	48,005
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Software(continued)
Cadence Design Systems, Inc.†	247	$76,014
Crowdstrike Holdings, Inc. Class A†	210	80,470
Fair Isaac Corp.†	22	32,751
Fortinet, Inc.†	576	34,716
Gen Digital, Inc.	501	12,515
Intuit, Inc.	254	166,931
Microsoft Corp.	6,753	3,018,253
Oracle Corp.	1,448	204,458
Palo Alto Networks, Inc.†	294	99,669
PTC, Inc.†	109	19,802
Roper Technologies, Inc.	97	54,675
Salesforce, Inc.	882	226,762
ServiceNow, Inc.†	186	146,321
Synopsys, Inc.†	139	82,713
Tyler Technologies, Inc.†	39	19,608
		4,575,166
Technology hardware, storage & peripherals: 4.18%
Apple, Inc.	13,096	2,758,279
Hewlett Packard Enterprise Co.	1,181	25,002
HP, Inc.	784	27,456
NetApp, Inc.	188	24,214
Seagate Technology Holdings PLC	177	18,279
Super Micro Computer, Inc.†	46	37,690
Western Digital Corp.†	297	22,504
		2,913,424
Materials: 1.29%
Chemicals: 0.85%
Air Products & Chemicals, Inc.	202	52,126
Albemarle Corp.	107	10,221
Celanese Corp.	91	12,275
CF Industries Holdings, Inc.	166	12,304
Corteva, Inc.	633	34,144
Dow, Inc.	639	33,899
DuPont de Nemours, Inc.	380	30,586
Eastman Chemical Co.	107	10,483
Ecolab, Inc.	231	54,978
FMC Corp.	113	6,503
International Flavors & Fragrances, Inc.	232	22,089
Linde PLC	437	191,760
LyondellBasell Industries NV Class A	234	22,384
Mosaic Co.	292	8,439
PPG Industries, Inc.	214	26,940
Sherwin-Williams Co.	212	63,267
		592,398
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 13

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Construction materials: 0.09%
Martin Marietta Materials, Inc.	56	$30,341
Vulcan Materials Co.	120	29,842
		60,183
Containers & packaging: 0.12%
Amcor PLC	1,313	12,841
Avery Dennison Corp.	73	15,962
Ball Corp.	282	16,926
International Paper Co.	316	13,635
Packaging Corp. of America	81	14,787
Westrock Co.	235	11,811
		85,962
Metals & mining: 0.23%
Freeport-McMoRan, Inc.	1,305	63,423
Newmont Corp.	1,048	43,880
Nucor Corp.	218	34,461
Steel Dynamics, Inc.	134	17,353
		159,117
Real estate: 1.29%
Health care REITs: 0.15%
Alexandria Real Estate Equities, Inc.	143	16,727
Healthpeak Properties, Inc.	639	12,524
Ventas, Inc.	368	18,864
Welltower, Inc.	543	56,608
		104,723
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	641	11,525
Industrial REITs : 0.14%
Prologis, Inc.	841	94,453
Office REITs : 0.01%
Boston Properties, Inc.	131	8,064
Real estate management & development: 0.08%
CBRE Group, Inc. Class A†	274	24,416
CoStar Group, Inc.†	371	27,506
		51,922
Residential REITs : 0.17%
AvalonBay Communities, Inc.	129	26,689
Camden Property Trust	97	10,584
Equity Residential	313	21,703
Essex Property Trust, Inc.	58	15,788
Invitation Homes, Inc.	523	18,770
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	106	$15,117
UDR, Inc.	275	11,316
		119,967
Retail REITs : 0.16%
Federal Realty Investment Trust	68	6,866
Kimco Realty Corp.	606	11,793
Realty Income Corp.	791	41,780
Regency Centers Corp.	149	9,268
Simon Property Group, Inc.	296	44,933
		114,640
Specialized REITs : 0.56%
American Tower Corp.	424	82,417
Crown Castle, Inc.	395	38,591
Digital Realty Trust, Inc.	295	44,855
Equinix, Inc.	86	65,067
Extra Space Storage, Inc.	192	29,839
Iron Mountain, Inc.	266	23,839
Public Storage	144	41,422
SBA Communications Corp.	98	19,237
VICI Properties, Inc.	948	27,151
Weyerhaeuser Co.	662	18,794
		391,212
Utilities: 1.35%
Electric utilities: 0.89%
Alliant Energy Corp.	233	11,860
American Electric Power Co., Inc.	479	42,027
Constellation Energy Corp.	286	57,277
Duke Energy Corp.	701	70,261
Edison International	350	25,134
Entergy Corp.	194	20,758
Evergy, Inc.	209	11,071
Eversource Energy	320	18,147
Exelon Corp.	909	31,461
FirstEnergy Corp.	471	18,025
NextEra Energy, Inc.	1,867	132,202
NRG Energy, Inc.	189	14,716
PG&E Corp.	1,942	33,907
Pinnacle West Capital Corp.	103	7,867
PPL Corp.	670	18,526
Southern Co.	993	77,027
Xcel Energy, Inc.	505	26,972
		617,238
Gas utilities: 0.02%
Atmos Energy Corp.	137	15,981
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 15

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.05%
AES Corp.	646	$11,350
Vistra Corp.	297	25,536
		36,886
Multi-utilities: 0.36%
Ameren Corp.	242	17,209
CenterPoint Energy, Inc.	581	17,999
CMS Energy Corp.	271	16,133
Consolidated Edison, Inc.	314	28,078
Dominion Energy, Inc.	762	37,338
DTE Energy Co.	188	20,870
NiSource, Inc.	407	11,726
Public Service Enterprise Group, Inc.	453	33,386
Sempra	575	43,734
WEC Energy Group, Inc.	287	22,518
		248,991
Water utilities: 0.03%
American Water Works Co., Inc.	177	22,861
Total common stocks (Cost $17,797,996)		41,650,847

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 34.03%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	652,273
U.S. Treasury Bonds	1.38	11-15-2040	87,000	54,895
U.S. Treasury Bonds	1.38	8-15-2050	151,000	77,275
U.S. Treasury Bonds	1.63	11-15-2050	87,000	47,633
U.S. Treasury Bonds	1.88	2-15-2041	664,000	454,347
U.S. Treasury Bonds	1.88	2-15-2051	221,000	129,061
U.S. Treasury Bonds	1.88	11-15-2051	105,000	60,949
U.S. Treasury Bonds	2.00	8-15-2051	629,000	377,842
U.S. Treasury Bonds	2.25	5-15-2041	201,000	145,427
U.S. Treasury Bonds	2.25	8-15-2046	106,000	70,660
U.S. Treasury Bonds	2.25	8-15-2049	108,000	69,803
U.S. Treasury Bonds	2.25	2-15-2052	615,000	391,774
U.S. Treasury Bonds	2.38	5-15-2051	224,000	147,525
U.S. Treasury Bonds	2.50	2-15-2046	106,000	74,689
U.S. Treasury Bonds	2.50	5-15-2046	105,000	73,787
U.S. Treasury Bonds	2.75	8-15-2047	101,000	73,572
U.S. Treasury Bonds	2.75	11-15-2047	100,000	72,703
U.S. Treasury Bonds	2.88	8-15-2045	115,000	87,342
U.S. Treasury Bonds	2.88	11-15-2046	154,000	115,584
U.S. Treasury Bonds	3.00	11-15-2044	114,000	89,031
U.S. Treasury Bonds	3.00	5-15-2045	116,000	90,163
U.S. Treasury Bonds	3.00	11-15-2045	115,000	89,044
U.S. Treasury Bonds	3.00	2-15-2047	106,000	81,239
U.S. Treasury Bonds	3.00	5-15-2047	104,000	79,552
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	2-15-2048	$114,000	$86,742
U.S. Treasury Bonds	3.00	8-15-2048	121,000	91,804
U.S. Treasury Bonds	3.00	2-15-2049	140,000	106,045
U.S. Treasury Bonds	3.13	11-15-2041	37,000	30,483
U.S. Treasury Bonds	3.13	5-15-2048	123,000	95,652
U.S. Treasury Bonds	3.38	5-15-2044	110,000	91,644
U.S. Treasury Bonds	3.38	11-15-2048	250,000	203,037
U.S. Treasury Bonds	3.50	2-15-2039	29,000	26,094
U.S. Treasury Bonds	3.75	8-15-2041	36,000	32,511
U.S. Treasury Bonds	3.88	8-15-2040	37,000	34,313
U.S. Treasury Bonds	4.25	5-15-2039	31,000	30,295
U.S. Treasury Bonds	4.25	11-15-2040	40,000	38,750
U.S. Treasury Bonds	4.25	2-15-2054	200,000	190,438
U.S. Treasury Bonds	4.38	2-15-2038	133,000	132,777
U.S. Treasury Bonds	4.38	11-15-2039	35,000	34,605
U.S. Treasury Bonds	4.38	5-15-2040	35,000	34,528
U.S. Treasury Bonds	4.38	5-15-2041	33,000	32,362
U.S. Treasury Bonds	4.50	2-15-2036	26,000	26,484
U.S. Treasury Bonds	4.50	5-15-2038	21,000	21,204
U.S. Treasury Bonds	4.50	8-15-2039	33,000	33,111
U.S. Treasury Bonds	4.63	2-15-2040	38,000	38,606
U.S. Treasury Bonds	4.75	2-15-2037	103,000	106,903
U.S. Treasury Bonds	4.75	2-15-2041	44,000	45,189
U.S. Treasury Bonds	5.00	5-15-2037	102,000	108,287
U.S. Treasury Bonds	5.25	11-15-2028	45,000	46,557
U.S. Treasury Bonds	5.25	2-15-2029	583,000	605,819
U.S. Treasury Bonds	5.38	2-15-2031	31,000	32,969
U.S. Treasury Bonds	5.50	8-15-2028	35,000	36,549
U.S. Treasury Bonds	6.00	2-15-2026	1,152,000	1,174,500
U.S. Treasury Bonds	6.13	11-15-2027	49,000	51,561
U.S. Treasury Bonds	6.13	8-15-2029	25,000	27,020
U.S. Treasury Bonds	6.25	5-15-2030	21,000	23,036
U.S. Treasury Bonds	6.38	8-15-2027	21,000	22,150
U.S. Treasury Bonds	6.50	11-15-2026	28,000	29,479
U.S. Treasury Bonds	6.63	2-15-2027	108,000	113,919
U.S. Treasury Bonds	6.75	8-15-2026	1,100,000	1,149,285
U.S. Treasury Bonds	6.88	8-15-2025	446,000	456,314
U.S. Treasury Notes	0.25	5-31-2025	132,000	126,221
U.S. Treasury Notes	0.25	6-30-2025	142,000	135,340
U.S. Treasury Notes	0.25	7-31-2025	147,000	139,598
U.S. Treasury Notes	0.25	8-31-2025	153,000	144,758
U.S. Treasury Notes	0.25	10-31-2025	176,000	165,406
U.S. Treasury Notes	0.38	11-30-2025	306,000	287,078
U.S. Treasury Notes	0.38	1-31-2026	450,000	419,396
U.S. Treasury Notes	0.38	9-30-2027	155,000	135,891
U.S. Treasury Notes	0.50	2-28-2026	193,000	179,716
U.S. Treasury Notes	0.50	5-31-2027	291,000	259,297
U.S. Treasury Notes	0.50	8-31-2027	142,000	125,376
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 17

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.50%	10-31-2027	$783,000	$687,297
U.S. Treasury Notes	0.63	3-31-2027	81,000	72,862
U.S. Treasury Notes	0.63	11-30-2027	574,000	504,627
U.S. Treasury Notes	0.63	5-15-2030	613,000	495,500
U.S. Treasury Notes	0.63	8-15-2030	222,000	177,912
U.S. Treasury Notes	0.75	4-30-2026	486,000	452,018
U.S. Treasury Notes	0.75	5-31-2026	194,000	179,912
U.S. Treasury Notes	0.88	11-15-2030	132,000	106,770
U.S. Treasury Notes	1.00	7-31-2028	315,000	275,145
U.S. Treasury Notes	1.13	2-28-2027	127,000	116,126
U.S. Treasury Notes	1.25	4-30-2028	25,000	22,213
U.S. Treasury Notes	1.25	9-30-2028	785,000	689,819
U.S. Treasury Notes	1.25	8-15-2031	351,000	284,858
U.S. Treasury Notes	1.38	8-31-2026	95,000	88,569
U.S. Treasury Notes	1.38	10-31-2028	1,255,000	1,106,655
U.S. Treasury Notes	1.38	11-15-2031	940,000	764,631
U.S. Treasury Notes	1.50	8-15-2026	102,000	95,450
U.S. Treasury Notes	1.50	1-31-2027	98,000	90,696
U.S. Treasury Notes	1.50	2-15-2030	209,000	179,381
U.S. Treasury Notes	1.63	2-15-2026	168,000	159,580
U.S. Treasury Notes	1.63	5-15-2026	105,000	99,135
U.S. Treasury Notes	1.63	10-31-2026	94,000	87,784
U.S. Treasury Notes	1.63	11-30-2026	97,000	90,392
U.S. Treasury Notes	1.63	8-15-2029	157,000	137,577
U.S. Treasury Notes	1.75	12-31-2026	99,000	92,395
U.S. Treasury Notes	1.75	11-15-2029	178,000	156,341
U.S. Treasury Notes	1.88	6-30-2026	98,000	92,748
U.S. Treasury Notes	1.88	7-31-2026	99,000	93,485
U.S. Treasury Notes	2.00	8-15-2025	220,000	212,721
U.S. Treasury Notes	2.00	11-15-2026	170,000	159,973
U.S. Treasury Notes	2.13	5-15-2025	234,000	227,940
U.S. Treasury Notes	2.13	5-31-2026	97,000	92,370
U.S. Treasury Notes	2.25	11-15-2025	219,000	211,172
U.S. Treasury Notes	2.25	3-31-2026	99,000	94,793
U.S. Treasury Notes	2.25	2-15-2027	196,000	184,784
U.S. Treasury Notes	2.25	8-15-2027	101,000	94,368
U.S. Treasury Notes	2.25	11-15-2027	99,000	92,093
U.S. Treasury Notes	2.38	4-30-2026	98,000	93,896
U.S. Treasury Notes	2.38	5-15-2027	164,000	154,455
U.S. Treasury Notes	2.38	3-31-2029	200,000	182,961
U.S. Treasury Notes	2.38	5-15-2029	90,000	82,188
U.S. Treasury Notes	2.50	2-28-2026	97,000	93,385
U.S. Treasury Notes	2.63	1-31-2026	95,000	91,753
U.S. Treasury Notes	2.63	2-15-2029	181,000	167,793
U.S. Treasury Notes	2.75	6-30-2025	119,000	116,278
U.S. Treasury Notes	2.75	8-31-2025	122,000	118,840
U.S. Treasury Notes	2.75	2-15-2028	189,000	178,199
U.S. Treasury Notes	2.75	8-15-2032	680,000	605,120
The accompanying notes are an integral part of these financial statements.
18 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.88%	4-30-2025	$114,000	$111,859
U.S. Treasury Notes	2.88	5-31-2025	117,000	114,593
U.S. Treasury Notes	2.88	6-15-2025	100,000	97,882
U.S. Treasury Notes	2.88	7-31-2025	118,000	115,280
U.S. Treasury Notes	2.88	11-30-2025	96,000	93,330
U.S. Treasury Notes	2.88	5-15-2028	178,000	168,161
U.S. Treasury Notes	2.88	8-15-2028	190,000	179,016
U.S. Treasury Notes	3.00	10-31-2025	76,000	74,079
U.S. Treasury Notes	3.13	11-15-2028	226,000	214,603
U.S. Treasury Notes	3.50	2-15-2033	115,000	107,786
U.S. Treasury Notes	3.88	4-30-2025	100,000	98,924
U.S. Treasury Notes	3.88	8-15-2033	460,000	442,534
U.S. Treasury Notes	4.13	11-15-2032	110,000	108,148
Total U.S. Treasury securities (Cost $25,932,384)				23,746,424

		Yield	Shares
Short-term investments: 4.26%
Investment companies: 4.26%
Allspring Government Money Market Fund Select Class♠∞		5.25	2,971,658	2,971,658
Total short-term investments (Cost $2,971,658)				2,971,658
Total investments in securities (Cost $46,702,038)	97.99%			68,368,929
Other assets and liabilities, net	2.01			1,402,275
Total net assets	100.00%			$69,771,204

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,872,731	$4,882,312	$(4,783,385)	$0	$0	$2,971,658	2,971,658	$78,946
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 19

Portfolio of investments—June 30, 2024 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	4	9-19-2024	$437,430	$439,937	$2,507	$0
U.S. Long Term Bond	5	9-19-2024	588,688	591,562	2,874	0
Ultra 10-Year U.S. Treasury Notes	42	9-19-2024	4,786,836	4,768,312	0	(18,524)
Ultra Long Term U.S. Treasury Bond	2	9-19-2024	247,926	250,688	2,762	0
E-Mini S&P 500 Index	21	9-20-2024	5,778,172	5,797,575	19,403	0
Micro E-Mini S&P 500	11	9-20-2024	302,839	303,683	844	0
2-Year U.S. Treasury Notes	2	9-30-2024	407,225	408,438	1,213	0
5-Year U.S. Treasury Notes	9	9-30-2024	954,524	959,203	4,679	0
					$34,282	$(18,524)
The accompanying notes are an integral part of these financial statements.
20 | Allspring VT Index Asset Allocation Fund

Statement of assets and liabilities—June 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $43,730,380)	$65,397,271
Investments in affiliated securities, at value (cost $2,971,658)	2,971,658
Cash at broker segregated for futures contracts	464,531
Receivable for investments sold	860,500
Receivable for dividends and interest	231,572
Receivable for Fund shares sold	61
Prepaid expenses and other assets	13,781
Total assets	69,939,374
Liabilities
Payable for daily variation margin on open futures contracts	55,839
Payable for Fund shares redeemed	35,880
Professional fees payable	30,196
Management fee payable	26,461
Distribution fee payable	13,940
Administration fee payable	4,562
Overdraft due to custodian bank	92
Accrued expenses and other liabilities	1,200
Total liabilities	168,170
Total net assets	$69,771,204
Net assets consist of
Paid-in capital	$42,168,845
Total distributable earnings	27,602,359
Total net assets	$69,771,204
Computation of net asset value per share
Net assets - Class 2	$69,771,204
Shares outstanding - Class 2[1]	3,459,894
Net asset value per share - Class 2	$20.17
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 21

Statement of operations—six months ended June 30, 2024 (unaudited)
Statement of operations
Investment income
Interest	$373,512
Dividends (net of foreign withholdings taxes of $74)	290,122
Income from affiliated securities	78,946
Total investment income	742,580
Expenses
Management fee	202,170
Administration fee - Class 2	26,956
Distribution fee - Class 2	82,340
Custody and accounting fees	4,406
Professional fees	32,740
Shareholder report expenses	7,945
Trustees’ fees and expenses	12,293
Other fees and expenses	13,024
Total expenses	381,874
Less: Fee waivers and/or expense reimbursements
Fund-level	(44,925)
Net expenses	336,949
Net investment income	405,631
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	2,664,531
Futures contracts	693,663
Net realized gains on investments	3,358,194
Net change in unrealized gains (losses) on
Unaffiliated securities	2,366,953
Futures contracts	(396,009)
Net change in unrealized gains (losses) on investments	1,970,944
Net realized and unrealized gains (losses) on investments	5,329,138
Net increase in net assets resulting from operations	$5,734,769
The accompanying notes are an integral part of these financial statements.
22 | Allspring VT Index Asset Allocation Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2024 (unaudited)		Year ended December 31, 2023
Operations
Net investment income		$405,631		$698,865
Net realized gains on investments		3,358,194		3,928,291
Net change in unrealized gains (losses) on investments		1,970,944		5,307,247
Net increase in net assets resulting from operations		5,734,769		9,934,403
Distributions to shareholders from
Net investment income and net realized gains - Class 2		(530,009)		(2,620,046)
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	54,153	1,048,457	43,882	772,754
Reinvestment of distributions - Class 2	26,751	530,009	146,868	2,620,046
Payment for shares redeemed - Class 2	(188,774)	(3,654,112)	(375,390)	(6,592,835)
Net decrease in net assets resulting from capital share transactions		(2,075,646)		(3,200,035)
Total increase in net assets		3,129,114		4,114,322
Net assets
Beginning of period		66,642,090		62,527,768
End of period		$69,771,204		$66,642,090
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2024 (unaudited)	Year ended December 31
Class 2		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.68	$16.66	$22.91	$21.88	$20.55	$18.42
Net investment income	0.12 [1]	0.19 [1]	0.14	0.10	0.16	0.22
Net realized and unrealized gains (losses) on investments	1.52	2.55	(3.95)	3.25	3.04	3.42
Total from investment operations	1.64	2.74	(3.81)	3.35	3.20	3.64
Distributions to shareholders from
Net investment income	(0.15)	(0.17)	(0.12)	(0.13)	(0.17)	(0.22)
Net realized gains	0.00	(0.55)	(2.32)	(2.19)	(1.70)	(1.29)
Total distributions to shareholders	(0.15)	(0.72)	(2.44)	(2.32)	(1.87)	(1.51)
Net asset value, end of period	$20.17	$18.68	$16.66	$22.91	$21.88	$20.55
Total return[2]	8.80%	16.70%	(17.02)%	16.00%	16.59%	20.16%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.14%	1.15%	1.13%	1.14%	1.05%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.20%	1.09%	0.72%	0.46%	0.78%	1.07%
Supplemental data
Portfolio turnover rate	6%	13%	9%	7%	21%	4%
Net assets, end of period (000s omitted)	$69,771	$66,642	$62,528	$83,069	$78,791	$72,193

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
24 | Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Allspring VT Index Asset Allocation Fund | 25

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $48,574,269 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$24,688,497
Gross unrealized losses	(4,878,079)
Net unrealized gains	$19,810,418
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
26 | Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,891,025	$0	$0	$3,891,025
Consumer discretionary	4,149,145	0	0	4,149,145
Consumer staples	2,402,279	0	0	2,402,279
Energy	1,519,738	0	0	1,519,738
Financials	5,171,579	0	0	5,171,579
Health care	4,879,032	0	0	4,879,032
Industrials	3,387,035	0	0	3,387,035
Information technology	13,514,891	0	0	13,514,891
Materials	897,660	0	0	897,660
Real estate	896,506	0	0	896,506
Utilities	941,957	0	0	941,957
U.S. Treasury securities	23,746,424	0	0	23,746,424
Short-term investments
Investment companies	2,971,658	0	0	2,971,658
	68,368,929	0	0	68,368,929
Futures contracts	34,282	0	0	34,282
Total assets	$68,403,211	$0	$0	$68,403,211
Liabilities
Futures contracts	$18,524	$0	$0	$18,524
Total liabilities	$18,524	$0	$0	$18,524
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended June 30, 2024, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned
Allspring VT Index Asset Allocation Fund | 27

Notes to financial statements (unaudited)
subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2025 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2024 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,311,734	$498,273	$2,333,180	$3,991,241
6.
DERIVATIVE TRANSACTIONS
During the six months ended June 30, 2024, the Fund entered into futures contracts to manage market exposure to certain asset classes consistent with an active asset allocation strategy. The Fund had an average notional amount of $13,129,495 in long futures contracts and $360,244 in short futures contracts during the six months ended June 30, 2024.
The fair value of derivative instruments as of June 30, 2024 by primary risk type was as follows for the Fund:
	Interest rate risk	Equity risk	Total
Asset derivatives
Futures contracts	$14,035 *	$20,247 *	$34,282
Liability derivatives
Futures contracts	$18,524 *	$0 *	$18,524

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of June 30, 2024 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	INTEREST RATE RISK	Equity risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$(72,142)	$765,805	$693,663
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(207,817)	$(188,192)	$(396,009)
28 | Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2024, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring VT Index Asset Allocation Fund | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring VT Index Asset Allocation Fund | 31

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Index Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

32 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, fair valuation designee, and derivatives risk management program manager. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Index Asset Allocation Blended Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered this ratio in comparison to the median ratios of funds in an expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was equal to the median net operating expense ratio of the expense Group. The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rate payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rate payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rate of the Fund was lower than the sum of the average rates for the Fund’s expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.

Allspring VT Index Asset Allocation Fund | 33

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

34 | Allspring VT Index Asset Allocation Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0360 06-24

Allspring VT
Discovery SMID Cap
Growth Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2024

Allspring VT Discovery SMID Cap Growth Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.21%
Communication services: 3.26%
Entertainment: 3.26%
Liberty Media Corp.-Liberty Live Class C†	48,278	$1,847,599
TKO Group Holdings, Inc. Class A	25,700	2,775,343
		4,622,942
Consumer discretionary: 12.79%
Broadline retail: 2.94%
Global-E Online Ltd.†	58,489	2,121,396
MercadoLibre, Inc.†	1,243	2,042,746
		4,164,142
Hotels, restaurants & leisure: 5.64%
DraftKings, Inc. Class A†	48,500	1,851,245
Dutch Bros, Inc. Class A†	16,800	700,307
Hyatt Hotels Corp. Class A	9,900	1,504,008
Sweetgreen, Inc. Class A†	46,900	1,413,566
Wingstop, Inc.	6,000	2,535,960
		8,005,086
Household durables: 1.27%
Taylor Morrison Home Corp.†	32,500	1,801,800
Specialty retail: 1.92%
Burlington Stores, Inc.†	6,800	1,632,000
Wayfair, Inc. Class A†	20,600	1,086,238
		2,718,238
Textiles, apparel & luxury goods: 1.02%
On Holding AG Class A†	37,200	1,443,360
Consumer staples: 2.71%
Beverages: 1.13%
Celsius Holdings, Inc.†	28,200	1,609,938
Personal care products: 1.58%
e.l.f. Beauty, Inc.†	10,600	2,233,632
Financials: 5.97%
Capital markets: 4.27%
Blue Owl Capital, Inc.	83,900	1,489,225
Morningstar, Inc.	9,400	2,780,990
Tradeweb Markets, Inc. Class A	16,800	1,780,800
		6,051,015
Financial services: 1.70%
Jack Henry & Associates, Inc.	14,500	2,407,290
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Health care: 20.17%
Biotechnology: 7.30%
Ascendis Pharma AS ADR†	8,548	$1,165,776
Halozyme Therapeutics, Inc.†	27,400	1,434,664
Insmed, Inc.†	15,400	1,031,800
Krystal Biotech, Inc.†	5,100	936,564
Natera, Inc.†	32,700	3,541,083
Neurocrine Biosciences, Inc.†	9,500	1,307,865
Vaxcyte, Inc.†	12,300	928,773
		10,346,525
Health care equipment & supplies: 5.00%
Glaukos Corp.†	11,100	1,313,685
iRhythm Technologies, Inc.†	19,200	2,066,688
Penumbra, Inc.†	8,900	1,601,733
TransMedics Group, Inc.†	14,000	2,108,680
		7,090,786
Health care providers & services: 4.11%
HealthEquity, Inc.†	32,400	2,792,880
Option Care Health, Inc.†	56,200	1,556,740
RadNet, Inc.†	25,100	1,478,892
		5,828,512
Life sciences tools & services: 3.76%
Bio-Techne Corp.	29,500	2,113,675
Medpace Holdings, Inc.†	4,500	1,853,325
Repligen Corp.†	10,800	1,361,448
		5,328,448
Industrials: 26.97%
Aerospace & defense: 3.38%
AAR Corp.†	22,132	1,608,996
Axon Enterprise, Inc.†	10,800	3,177,792
		4,786,788
Building products: 1.38%
Advanced Drainage Systems, Inc.	12,214	1,959,003
Commercial services & supplies: 7.40%
Casella Waste Systems, Inc. Class A†	38,434	3,813,422
RB Global, Inc.	24,700	1,886,092
Rollins, Inc.	34,900	1,702,771
Tetra Tech, Inc.	15,100	3,087,648
		10,489,933
Construction & engineering: 2.97%
EMCOR Group, Inc.	6,800	2,482,544
Sterling Infrastructure, Inc.†	14,600	1,727,764
		4,210,308
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Electrical equipment: 1.47%
Vertiv Holdings Co.	24,100	$2,086,337
Ground transportation: 1.88%
Saia, Inc.†	5,600	2,656,024
Machinery: 2.47%
Esab Corp.	17,700	1,671,411
RBC Bearings, Inc.†	6,800	1,834,504
		3,505,915
Professional services: 1.47%
Parsons Corp.†	25,400	2,077,974
Trading companies & distributors: 4.55%
Applied Industrial Technologies, Inc.	13,000	2,522,000
SiteOne Landscape Supply, Inc.†	14,061	1,707,146
Watsco, Inc.	4,800	2,223,552
		6,452,698
Information technology: 23.44%
Electronic equipment, instruments & components: 3.06%
Novanta, Inc.†	15,400	2,511,894
Teledyne Technologies, Inc.†	4,700	1,823,506
		4,335,400
IT services: 2.60%
Globant SA†	13,400	2,388,684
MongoDB, Inc.†	5,200	1,299,792
		3,688,476
Semiconductors & semiconductor equipment: 6.04%
Entegris, Inc.	16,400	2,220,560
Impinj, Inc.†	10,200	1,599,054
Monolithic Power Systems, Inc.	2,000	1,643,360
Onto Innovation, Inc.†	14,100	3,095,796
		8,558,770
Software: 11.74%
CCC Intelligent Solutions Holdings, Inc.†	243,800	2,708,618
Clearwater Analytics Holdings, Inc. Class A†	123,800	2,292,776
Descartes Systems Group, Inc.†	20,300	1,965,852
Dynatrace, Inc.†	49,900	2,232,526
Procore Technologies, Inc.†	25,100	1,664,381
Samsara, Inc. Class A†	36,000	1,213,200
Sprout Social, Inc. Class A†	26,700	952,656
Tyler Technologies, Inc.†	4,700	2,363,066
Zscaler, Inc.†	6,500	1,249,235
		16,642,310
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Materials: 1.45%
Metals & mining: 1.45%
ATI, Inc.†	37,000	$2,051,650
Real estate: 1.45%
Industrial REITs : 1.45%
Rexford Industrial Realty, Inc.	46,100	2,055,599
Total common stocks (Cost $113,855,391)		139,208,899

		Yield
Short-term investments: 0.98%
Investment companies: 0.98%
Allspring Government Money Market Fund Select Class♠∞		5.25%	1,385,526	1,385,526
Total short-term investments (Cost $1,385,526)				1,385,526
Total investments in securities (Cost $115,240,917)	99.19%			140,594,425
Other assets and liabilities, net	0.81			1,147,991
Total net assets	100.00%			$141,742,416

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,933,293	$17,205,053	$(18,752,820)	$0	$0	$1,385,526	1,385,526	$80,450
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 5

Statement of assets and liabilities—June 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $113,855,391)	$139,208,899
Investments in affiliated securities, at value (cost $1,385,526)	1,385,526
Receivable for investments sold	3,180,623
Receivable for Fund shares sold	59,594
Receivable for dividends	35,376
Prepaid expenses and other assets	313
Total assets	143,870,331
Liabilities
Payable for investments purchased	1,912,530
Management fee payable	85,700
Payable for Fund shares redeemed	59,279
Distribution fee payable	28,743
Administration fee payable	9,235
Accrued expenses and other liabilities	32,428
Total liabilities	2,127,915
Total net assets	$141,742,416
Net assets consist of
Paid-in capital	$127,896,996
Total distributable earnings	13,845,420
Total net assets	$141,742,416
Computation of net asset value per share
Net assets - Class 2	$141,742,416
Shares outstanding - Class 2[1]	6,382,811
Net asset value per share - Class 2	$22.21
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Discovery SMID Cap Growth Fund

Statement of operations—six months ended June 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,920)	$198,448
Income from affiliated securities	80,450
Interest	15
Total investment income	278,913
Expenses
Management fee	521,593
Administration fee - Class 2	55,636
Distribution fee - Class 2	173,051
Custody and accounting fees	2,049
Professional fees	31,291
Shareholder report expenses	7,729
Trustees’ fees and expenses	12,477
Other fees and expenses	3,888
Total expenses	807,714
Less: Fee waivers and/or expense reimbursements
Fund-level	(7,939)
Net expenses	799,775
Net investment loss	(520,862)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	6,045,221
Net change in unrealized gains (losses) on investments	5,886,848
Net realized and unrealized gains (losses) on investments	11,932,069
Net increase in net assets resulting from operations	$11,411,207
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2024 (unaudited)		Year ended December 31, 2023
Operations
Net investment loss		$(520,862)		$(904,412)
Net realized gains (losses) on investments		6,045,221		(8,866,702)
Net change in unrealized gains (losses) on investments		5,886,848		34,144,066
Net increase in net assets resulting from operations		11,411,207		24,372,952
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	177,394	3,899,410	281,719	5,342,811
Payment for shares redeemed - Class 2	(467,103)	(10,072,026)	(1,080,067)	(20,455,322)
Net decrease in net assets resulting from capital share transactions		(6,172,616)		(15,112,511)
Total increase in net assets		5,238,591		9,260,441
Net assets
Beginning of period		136,503,825		127,243,384
End of period		$141,742,416		$136,503,825
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Discovery SMID Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2024 (unaudited)	Year ended December 31
Class 2		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.46	$17.03	$42.74	$48.73	$32.85	$26.14
Net investment loss	(0.08)[1]	(0.13)[1]	(0.18)	(0.48)	(0.34)	(0.25)
Net realized and unrealized gains (losses) on investments	1.83	3.56	(15.32)	(1.89)	19.54	10.47
Total from investment operations	1.75	3.43	(15.50)	(2.37)	19.20	10.22
Distributions to shareholders from
Net realized gains	0.00	0.00	(10.21)	(3.62)	(3.32)	(3.51)
Net asset value, end of period	$22.21	$20.46	$17.03	$42.74	$48.73	$32.85
Total return[2]	8.55%	20.14%	(37.85)%	(5.04)%	62.65%	39.02%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.16%	1.13%	1.14%	1.16%
Net expenses	1.15%	1.14%	1.15%	1.13%	1.14%	1.15%
Net investment loss	(0.75)%	(0.68)%	(0.91)%	(1.03)%	(0.93)%	(0.79)%
Supplemental data
Portfolio turnover rate	32%	53%	51%	57%	47%	71%
Net assets, end of period (000s omitted)	$141,742	$136,504	$127,243	$220,823	$255,954	$168,489

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery SMID Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
10 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $116,421,269 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$29,702,545
Gross unrealized losses	(5,529,389)
Net unrealized gains	$24,173,156
As of December 31, 2023, the Fund had capital loss carryforwards which consisted of $6,874,659 in short-term capital losses and $8,977,436 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,622,942	$0	$0	$4,622,942
Consumer discretionary	18,132,626	0	0	18,132,626
Consumer staples	3,843,570	0	0	3,843,570
Financials	8,458,305	0	0	8,458,305
Health care	28,594,271	0	0	28,594,271
Industrials	38,224,980	0	0	38,224,980
Information technology	33,224,956	0	0	33,224,956
Materials	2,051,650	0	0	2,051,650
Real estate	2,055,599	0	0	2,055,599
Short-term investments
Investment companies	1,385,526	0	0	1,385,526
Total assets	$140,594,425	$0	$0	$140,594,425
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring VT Discovery SMID Cap Growth Fund | 11

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.700
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the six months ended June 30, 2024, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2025 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2024 were $43,649,045 and $50,038,292, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
12 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring VT Discovery SMID Cap Growth Fund | 13

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

14 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring VT Discovery SMID Cap Growth Fund | 15

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Discovery SMID Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the portfolio managers responsible for the day-to-day portfolio management of the Fund would be changing during the Summer of 2024, and the Board considered the revised portfolio management team that would be taking over portfolio management responsibilities. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

16 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2500™ Growth Index, for the one-year period under review, but lower for all other periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered this ratio in comparison to the median ratios of funds in an expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising expense group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rate payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rate payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rate with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rate of the Fund was lower than the sum of the average rates for the Fund’s expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring VT Discovery SMID Cap Growth Fund | 17

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

18 | Allspring VT Discovery SMID Cap Growth Fund

 | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3221 06-24

Allspring VT Opportunity Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2024

Allspring VT Opportunity Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.76%
Communication services: 8.78%
Interactive media & services: 8.78%
Alphabet, Inc. Class C	53,848	$9,876,800
Meta Platforms, Inc. Class A	11,895	5,997,697
		15,874,497
Consumer discretionary: 10.16%
Broadline retail: 5.59%
Amazon.com, Inc.†	52,391	10,124,561
Hotels, restaurants & leisure: 1.06%
Starbucks Corp.	24,619	1,916,589
Specialty retail: 3.51%
Burlington Stores, Inc.†	12,692	3,046,080
Home Depot, Inc.	9,582	3,298,508
		6,344,588
Consumer staples: 4.43%
Consumer staples distribution & retail: 3.07%
Dollar General Corp.	22,860	3,022,778
Sysco Corp.	35,422	2,528,776
		5,551,554
Household products: 1.36%
Church & Dwight Co., Inc.	23,836	2,471,317
Financials: 10.04%
Capital markets: 5.30%
Charles Schwab Corp.	48,061	3,541,615
Intercontinental Exchange, Inc.	23,050	3,155,314
S&P Global, Inc.	6,477	2,888,742
		9,585,671
Financial services: 3.52%
Mastercard, Inc. Class A	14,411	6,357,557
Insurance: 1.22%
Marsh & McLennan Cos., Inc.	10,482	2,208,767
Health care: 9.04%
Health care equipment & supplies: 2.87%
Align Technology, Inc.†	5,623	1,357,561
LivaNova PLC†	38,526	2,111,995
Medtronic PLC	21,877	1,721,939
		5,191,495
Health care providers & services: 2.05%
UnitedHealth Group, Inc.	7,280	3,707,413
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Opportunity Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 4.12%
Agilent Technologies, Inc.	18,694	$2,423,303
Bio-Rad Laboratories, Inc. Class A†	7,232	1,975,131
Thermo Fisher Scientific, Inc.	5,518	3,051,454
		7,449,888
Industrials: 17.99%
Aerospace & defense: 4.11%
HEICO Corp. Class A	26,753	4,749,193
Melrose Industries PLC	383,301	2,681,392
		7,430,585
Building products: 2.96%
AZEK Co., Inc.†	37,947	1,598,707
Carlisle Cos., Inc.	9,268	3,755,486
		5,354,193
Commercial services & supplies: 1.69%
Republic Services, Inc.	15,750	3,060,855
Electrical equipment: 2.62%
Atkore, Inc.	9,780	1,319,616
Regal Rexnord Corp.	25,247	3,413,899
		4,733,515
Machinery: 1.91%
Fortive Corp.	27,372	2,028,265
Ingersoll Rand, Inc.	15,716	1,427,642
		3,455,907
Professional services: 2.99%
Dun & Bradstreet Holdings, Inc.	216,866	2,008,179
TransUnion	29,821	2,211,525
WNS Holdings Ltd.†	22,680	1,190,700
		5,410,404
Trading companies & distributors: 1.71%
Air Lease Corp.	65,011	3,089,973
Information technology: 23.29%
Electronic equipment, instruments & components: 3.60%
Amphenol Corp. Class A	44,617	3,005,847
Teledyne Technologies, Inc.†	9,042	3,508,115
		6,513,962
Semiconductors & semiconductor equipment: 5.06%
Marvell Technology, Inc.	53,075	3,709,943
Texas Instruments, Inc.	28,029	5,452,481
		9,162,424
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Software: 9.13%
Dynatrace, Inc.†	47,272	$2,114,949
Palo Alto Networks, Inc.†	5,943	2,014,736
QXO, Inc. (Acquired 6-17-2024, cost $0)♦†˃	227,661	0
Salesforce, Inc.	27,736	7,130,926
ServiceNow, Inc.†	3,432	2,699,852
Workday, Inc. Class A†	11,437	2,556,856
		16,517,319
Technology hardware, storage & peripherals: 5.50%
Apple, Inc.	47,199	9,941,053
Materials: 4.48%
Chemicals: 4.48%
Ashland, Inc.	33,170	3,134,233
Olin Corp.	57,327	2,702,968
Sherwin-Williams Co.	7,572	2,259,712
		8,096,913
Real estate: 8.55%
Industrial REITs : 1.65%
Prologis, Inc.	26,510	2,977,338
Real estate management & development: 1.19%
CoStar Group, Inc.†	29,151	2,161,255
Residential REITs : 2.99%
Mid-America Apartment Communities, Inc.	17,799	2,538,316
Sun Communities, Inc.	23,795	2,863,490
		5,401,806
Specialized REITs : 2.72%
American Tower Corp.	16,464	3,200,272
Equinix, Inc.	2,276	1,722,022
		4,922,294
Total common stocks (Cost $122,086,254)		175,013,693

		Yield
Short-term investments: 3.29%
Investment companies: 3.29%
Allspring Government Money Market Fund Select Class♠∞		5.25%	5,944,451	5,944,451
Total short-term investments (Cost $5,944,451)				5,944,451
Total investments in securities (Cost $128,030,705)	100.05%			180,958,144
Other assets and liabilities, net	(0.05)			(89,273)
Total net assets	100.00%			$180,868,871

The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Opportunity Fund

Portfolio of investments—June 30, 2024 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of
$0), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,246,648	$17,787,056	$(18,089,253)	$0	$0	$5,944,451	5,944,451	$118,800
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 5

Statement of assets and liabilities—June 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $122,086,254)	$175,013,693
Investments in affiliated securities, at value (cost $5,944,451)	5,944,451
Receivable for dividends	139,720
Receivable for Fund shares sold	6,489
Total assets	181,104,353
Liabilities
Management fee payable	90,205
Payable for Fund shares redeemed	52,932
Professional fees payable	32,541
Distribution fee payable	31,298
Administration fees payable	11,860
Accrued expenses and other liabilities	16,646
Total liabilities	235,482
Total net assets	$180,868,871
Net assets consist of
Paid-in capital	$98,965,055
Total distributable earnings	81,903,816
Total net assets	$180,868,871
Computation of net asset value per share
Net assets–Class 1	$28,074,842
Shares outstanding–Class 1[1]	1,019,528
Net asset value per share–Class 1	$27.54
Net assets–Class 2	$152,794,029
Shares outstanding–Class 2[1]	5,548,948
Net asset value per share–Class 2	$27.54
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Opportunity Fund

Statement of operations—six months ended June 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends	$867,424
Income from affiliated securities	118,800
Interest	30
Total investment income	986,254
Expenses
Management fee	638,017
Administration fees
Class 1	11,456
Class 2	61,460
Distribution fee
Class 2	191,962
Custody and accounting fees	2,206
Professional fees	35,102
Shareholder report expenses	6,524
Trustees’ fees and expenses	12,494
Other fees and expenses	1,548
Total expenses	960,769
Less: Fee waivers and/or expense reimbursements
Fund-level	(85,117)
Net expenses	875,652
Net investment income	110,602
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	10,350,929
Foreign currency and foreign currency translations	81
Net realized gains on investments	10,351,010
Net change in unrealized gains (losses) on
Unaffiliated securities	252,649
Foreign currency and foreign currency translations	(297)
Net change in unrealized gains (losses) on investments	252,352
Net realized and unrealized gains (losses) on investments	10,603,362
Net increase in net assets resulting from operations	$10,713,964
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2024 (unaudited)		Year ended December 31, 2023
Operations
Net investment income		$110,602		$195,510
Net realized gains on investments		10,351,010		18,732,547
Net change in unrealized gains (losses) on investments		252,352		21,187,243
Net increase in net assets resulting from operations		10,713,964		40,115,300
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(2,254,598)
Class 2		0		(12,074,905)
Total distributions to shareholders		0		(14,329,503)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	11,802	321,626	36,442	881,984
Class 2	38,065	1,026,805	101,673	2,474,192
		1,348,431		3,356,176
Reinvestment of distributions
Class 1	0	0	91,539	2,254,598
Class 2	0	0	489,060	12,074,905
		0		14,329,503
Payment for shares redeemed
Class 1	(97,023)	(2,654,462)	(154,109)	(3,734,017)
Class 2	(368,680)	(10,027,987)	(727,868)	(17,668,441)
		(12,682,449)		(21,402,458)
Net decrease in net assets resulting from capital share transactions		(11,334,018)		(3,716,779)
Total increase (decrease) in net assets		(620,054)		22,069,018
Net assets
Beginning of period		181,488,925		159,419,907
End of period		$180,868,871		$181,488,925
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Opportunity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2024 (unaudited)	Year ended December 31
Class 1		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.96	$22.24	$34.96	$29.48	$26.56	$22.76
Net investment income (loss)	0.04 [1]	0.08 [1]	0.03	(0.01)	0.09	0.17
Net realized and unrealized gains (losses) on investments	1.54	5.77	(7.06)	7.25	5.03	6.84
Total from investment operations	1.58	5.85	(7.03)	7.24	5.12	7.01
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.08)	(0.19)	(0.15)
Net realized gains	0.00	(2.13)	(5.69)	(1.68)	(2.01)	(3.06)
Total distributions to shareholders	0.00	(2.13)	(5.69)	(1.76)	(2.20)	(3.21)
Net asset value, end of period	$27.54	$25.96	$22.24	$34.96	$29.48	$26.56
Total return[2]	6.09%	26.83%	(20.61)%	25.06%	21.32%	31.81%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.87%	0.84%	0.86%	0.85%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.33%	0.33%	0.11%	(0.02)%	0.31%	0.67%
Supplemental data
Portfolio turnover rate	9%	24%	26%	27%	42%	25%
Net assets, end of period (000s omitted)	$28,075	$28,679	$25,149	$34,376	$32,066	$30,811

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2024 (unaudited)	Year ended December 31
Class 2		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.99	$22.32	$35.14	$29.63	$26.68	$22.85
Net investment income (loss)	0.01 [1]	0.02 [1]	(0.03)	(0.09)	0.03	0.11
Net realized and unrealized gains (losses) on investments	1.54	5.78	(7.10)	7.29	5.05	6.86
Total from investment operations	1.55	5.80	(7.13)	7.20	5.08	6.97
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	(0.12)	(0.08)
Net realized gains	0.00	(2.13)	(5.69)	(1.68)	(2.01)	(3.06)
Total distributions to shareholders	0.00	(2.13)	(5.69)	(1.69)	(2.13)	(3.14)
Net asset value, end of period	$27.54	$25.99	$22.32	$35.14	$29.63	$26.68
Total return[2]	5.96%	26.50%	(20.81)%	24.78%	21.00%	31.46%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.12%	1.10%	1.11%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.08%	0.08%	(0.14)%	(0.27)%	0.06%	0.42%
Supplemental data
Portfolio turnover rate	9%	24%	26%	27%	42%	25%
Net assets, end of period (000s omitted)	$152,794	$152,810	$134,271	$186,745	$167,338	$158,216

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Opportunity Fund  (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Allspring VT Opportunity Fund | 11

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $128,171,289 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$58,238,075
Gross unrealized losses	(5,451,220)
Net unrealized gains	$52,786,855
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$15,874,497	$0	$0	$15,874,497
Consumer discretionary	18,385,738	0	0	18,385,738
Consumer staples	8,022,871	0	0	8,022,871
Financials	18,151,995	0	0	18,151,995
Health care	16,348,796	0	0	16,348,796
Industrials	32,535,432	0	0	32,535,432
Information technology	42,134,758	0	0	42,134,758
Materials	8,096,913	0	0	8,096,913
Real estate	15,462,693	0	0	15,462,693
Short-term investments
Investment companies	5,944,451	0	0	5,944,451
Total assets	$180,958,144	$0	$0	$180,958,144
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the six months ended June 30, 2024, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain
Allspring VT Opportunity Fund | 13

Notes to financial statements (unaudited)
classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2024 were $15,289,361 and $26,273,671, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
14 | Allspring VT Opportunity Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring VT Opportunity Fund | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

16 | Allspring VT Opportunity Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Opportunity Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Opportunity Fund | 17

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 3000® Index, for the one-year period under review, in range of the investment performance of its benchmark index for the five-year period under review, and lower than the investment performance of its benchmark index for the three and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher than the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

18 | Allspring VT Opportunity Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Opportunity Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3020 06-24

Allspring VT Small Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2024

Allspring VT Small Cap Growth Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.64%
Communication services: 0.39%
Interactive media & services: 0.39%
EverQuote, Inc. Class A†	58,300	$1,216,138
Consumer discretionary: 12.38%
Automobile components: 1.16%
Modine Manufacturing Co.†	36,000	3,606,840
Diversified consumer services: 3.06%
Bright Horizons Family Solutions, Inc.†	44,155	4,860,582
Duolingo, Inc.†	22,400	4,674,208
		9,534,790
Hotels, restaurants & leisure: 3.61%
Dutch Bros, Inc. Class A†	123,700	5,121,180
First Watch Restaurant Group, Inc.†	155,012	2,722,011
Sweetgreen, Inc. Class A†	52,700	1,588,378
Wingstop, Inc.	4,276	1,807,294
		11,238,863
Household durables: 0.49%
Taylor Morrison Home Corp.†	27,800	1,541,232
Specialty retail: 4.06%
American Eagle Outfitters, Inc.	100,000	1,996,000
Boot Barn Holdings, Inc.†	55,620	7,171,087
Wayfair, Inc. Class A†	66,400	3,501,272
		12,668,359
Consumer staples: 7.77%
Beverages: 0.22%
Celsius Holdings, Inc.†	11,900	679,371
Consumer staples distribution & retail : 0.51%
Chefs’ Warehouse, Inc.†	40,570	1,586,693
Food products: 1.69%
Freshpet, Inc.†	40,800	5,279,112
Personal care products: 5.35%
BellRing Brands, Inc.†	129,000	7,371,060
e.l.f. Beauty, Inc.†	44,197	9,313,192
		16,684,252
Financials: 4.23%
Insurance: 4.23%
Kinsale Capital Group, Inc.	11,948	4,603,325
Palomar Holdings, Inc.†	45,900	3,724,785
Skyward Specialty Insurance Group, Inc.†	134,700	4,873,446
		13,201,556
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Health care: 23.96%
Biotechnology: 6.22%
Apellis Pharmaceuticals, Inc.†	25,514	$978,717
Cytokinetics, Inc.†	28,800	1,560,384
Immunovant, Inc.†	21,000	554,400
Krystal Biotech, Inc.†	19,230	3,531,397
Natera, Inc.†	14,300	1,548,547
Soleno Therapeutics, Inc.†	47,100	1,921,680
Twist Bioscience Corp.†	28,200	1,389,696
Vaxcyte, Inc.†	26,200	1,978,362
Vericel Corp.†	129,466	5,939,900
		19,403,083
Health care equipment & supplies: 9.62%
Glaukos Corp.†	62,400	7,385,040
Inspire Medical Systems, Inc.†	7,300	976,959
iRhythm Technologies, Inc.†	22,700	2,443,428
PROCEPT BioRobotics Corp.†	65,371	3,993,514
RxSight, Inc.†	60,964	3,668,204
TransMedics Group, Inc.†	76,532	11,527,250
		29,994,395
Health care providers & services: 6.05%
Ensign Group, Inc.	13,800	1,706,922
HealthEquity, Inc.†	57,100	4,922,020
PACS Group, Inc.†	88,553	2,612,314
RadNet, Inc.†	163,099	9,609,793
		18,851,049
Pharmaceuticals: 2.07%
Intra-Cellular Therapies, Inc.†	18,803	1,287,817
Ligand Pharmaceuticals, Inc.†	33,900	2,856,414
Structure Therapeutics, Inc. ADR†	15,200	596,904
Tarsus Pharmaceuticals, Inc.†	62,800	1,706,904
		6,448,039
Industrials: 22.45%
Aerospace & defense: 1.06%
AAR Corp.†	21,700	1,577,590
AeroVironment, Inc.†	9,500	1,730,520
		3,308,110
Building products: 3.17%
AAON, Inc.	36,300	3,166,812
AZEK Co., Inc.†	89,473	3,769,497
Zurn Elkay Water Solutions Corp.	100,577	2,956,964
		9,893,273
Commercial services & supplies: 5.39%
ACV Auctions, Inc. Class A†	129,000	2,354,250
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Commercial services & supplies(continued)
Casella Waste Systems, Inc. Class A†	92,559	$9,183,704
CECO Environmental Corp.†	49,002	1,413,708
Cimpress PLC†	26,628	2,332,879
Tetra Tech, Inc.	7,400	1,513,152
		16,797,693
Construction & engineering: 4.44%
Comfort Systems USA, Inc.	21,400	6,508,168
Construction Partners, Inc. Class A†	48,889	2,699,162
Sterling Infrastructure, Inc.†	39,172	4,635,614
		13,842,944
Ground transportation: 0.32%
Saia, Inc.†	2,103	997,432
Machinery: 2.98%
Esab Corp.	16,500	1,558,095
ESCO Technologies, Inc.	14,700	1,544,088
SPX Technologies, Inc.†	43,526	6,186,786
		9,288,969
Marine transportation: 0.50%
Kirby Corp.†	13,100	1,568,463
Professional services: 1.82%
ICF International, Inc.	10,200	1,514,292
Parsons Corp.†	50,900	4,164,129
		5,678,421
Trading companies & distributors: 2.77%
Applied Industrial Technologies, Inc.	32,665	6,337,010
SiteOne Landscape Supply, Inc.†	18,901	2,294,770
		8,631,780
Information technology: 25.85%
Electronic equipment, instruments & components: 3.55%
Celestica, Inc.†	34,200	1,960,686
Fabrinet†	18,200	4,455,178
Novanta, Inc.†	28,557	4,657,932
		11,073,796
IT services: 2.49%
Globant SA†	12,400	2,210,424
Wix.com Ltd.†	35,000	5,567,450
		7,777,874
Semiconductors & semiconductor equipment: 5.51%
ACM Research, Inc. Class A†	115,200	2,656,512
Allegro MicroSystems, Inc.†	165,716	4,679,820
Credo Technology Group Holding Ltd.†	118,800	3,794,472
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Onto Innovation, Inc.†	20,600	$4,522,936
Silicon Laboratories, Inc.†	13,692	1,514,746
		17,168,486
Software: 14.30%
Braze, Inc. Class A†	79,144	3,073,953
CCC Intelligent Solutions Holdings, Inc.†	133,500	1,483,185
Clearwater Analytics Holdings, Inc. Class A†	162,807	3,015,186
CyberArk Software Ltd.†	35,040	9,580,637
Descartes Systems Group, Inc.†	54,400	5,268,096
JFrog Ltd.†	161,020	6,046,301
PowerSchool Holdings, Inc. Class A†	27,485	615,389
Silvaco Group, Inc.†	67,818	1,219,368
Sprout Social, Inc. Class A†	36,393	1,298,502
SPS Commerce, Inc.†	41,590	7,825,574
Varonis Systems, Inc.†	107,500	5,156,775
		44,582,966
Materials: 1.61%
Construction materials: 0.62%
Summit Materials, Inc. Class A†	53,300	1,951,313
Metals & mining: 0.99%
ATI, Inc.†	55,591	3,082,521
Total common stocks (Cost $231,775,626)		307,577,813

		Yield
Short-term investments: 2.11%
Investment companies: 2.11%
Allspring Government Money Market Fund Select Class♠∞		5.25%	6,578,324	6,578,324
Total short-term investments (Cost $6,578,324)				6,578,324
Total investments in securities (Cost $238,353,950)	100.75%			314,156,137
Other assets and liabilities, net	(0.75)			(2,339,224)
Total net assets	100.00%			$311,816,913

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 5

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,515,301	$44,381,764	$(41,318,741)	$0	$0	$6,578,324	6,578,324	$194,462
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Small Cap Growth Fund

Statement of assets and liabilities—June 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $231,775,626)	$307,577,813
Investments in affiliated securities, at value (cost $6,578,324)	6,578,324
Receivable for Fund shares sold	101,069
Receivable for dividends	33,311
Prepaid expenses and other assets	2,476
Total assets	314,292,993
Liabilities
Payable for investments purchased	1,869,428
Payable for Fund shares redeemed	280,806
Management fee payable	202,414
Distribution fee payable	58,574
Administration fees payable	20,241
Accrued expenses and other liabilities	44,617
Total liabilities	2,476,080
Total net assets	$311,816,913
Net assets consist of
Paid-in capital	$261,746,688
Total distributable earnings	50,070,225
Total net assets	$311,816,913
Computation of net asset value per share
Net assets–Class 1	$22,441,593
Shares outstanding–Class 1[1]	2,419,689
Net asset value per share–Class 1	$9.27
Net assets–Class 2	$289,375,320
Shares outstanding–Class 2[1]	33,368,246
Net asset value per share–Class 2	$8.67
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 7

Statement of operations—six months ended June 30, 2024 (unaudited)
Statement of operations
Investment income
Income from affiliated securities	$194,462
Dividends	154,238
Interest	593
Total investment income	349,293
Expenses
Management fee	1,211,155
Administration fees
Class 1	8,626
Class 2	112,490
Distribution fee
Class 2	350,270
Custody and accounting fees	6,858
Professional fees	33,134
Shareholder report expenses	8,017
Trustees’ fees and expenses	12,418
Other fees and expenses	5,208
Total expenses	1,748,176
Net investment loss	(1,398,883)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	4,626,910
Net change in unrealized gains (losses) on investments	26,805,434
Net realized and unrealized gains (losses) on investments	31,432,344
Net increase in net assets resulting from operations	$30,033,461
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Small Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2024 (unaudited)		Year ended December 31, 2023
Operations
Net investment loss		$(1,398,883)		$(2,444,735)
Net realized gains (losses) on investments		4,626,910		(12,819,354)
Net change in unrealized gains (losses) on investments		26,805,434		26,845,827
Net increase in net assets resulting from operations		30,033,461		11,581,738
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	151,278	1,348,989	347,558	2,847,502
Class 2	892,913	7,340,150	3,538,113	27,133,202
		8,689,139		29,980,704
Payment for shares redeemed
Class 1	(200,456)	(1,788,644)	(384,992)	(3,186,427)
Class 2	(2,327,633)	(19,361,418)	(3,829,547)	(29,230,267)
		(21,150,062)		(32,416,694)
Net decrease in net assets resulting from capital share transactions		(12,460,923)		(2,435,990)
Total increase in net assets		17,572,538		9,145,748
Net assets
Beginning of period		294,244,375		285,098,627
End of period		$311,816,913		$294,244,375
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2024 (unaudited)	Year ended December 31
Class 1		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.39	$8.04	$14.76	$15.35	$10.29	$9.66
Net investment loss	(0.03)[1]	(0.05)[1]	(0.07)[1]	(0.12)[1]	(0.09)	(0.07)[1]
Net realized and unrealized gains (losses) on investments	0.91	0.40	(4.92)	1.26	5.80	2.51
Total from investment operations	0.88	0.35	(4.99)	1.14	5.71	2.44
Distributions to shareholders from
Net realized gains	0.00	0.00	(1.73)	(1.73)	(0.65)	(1.81)
Net asset value, end of period	$9.27	$8.39	$8.04	$14.76	$15.35	$10.29
Total return[2]	10.49%	4.35%	(34.30)%	7.93%	58.09%	25.31%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.94%	0.92%	0.93%	0.93%
Net expenses	0.92%	0.92%	0.94%	0.92%	0.93%	0.93%
Net investment loss	(0.69)%	(0.61)%	(0.63)%	(0.78)%	(0.76)%	(0.69)%
Supplemental data
Portfolio turnover rate	34%	95%	61%	46%	51%	62%
Net assets, end of period (000s omitted)	$22,442	$20,725	$20,160	$35,204	$35,128	$22,925

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2024 (unaudited)	Year ended December 31
Class 2		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.86	$7.55	$14.04	$14.72	$9.91	$9.38
Net investment loss	(0.04)[1]	(0.07)[1]	(0.09)[1]	(0.14)	(0.11)	(0.09)
Net realized and unrealized gains (losses) on investments	0.85	0.38	(4.67)	1.19	5.57	2.43
Total from investment operations	0.81	0.31	(4.76)	1.05	5.46	2.34
Distributions to shareholders from
Net realized gains	0.00	0.00	(1.73)	(1.73)	(0.65)	(1.81)
Net asset value, end of period	$8.67	$7.86	$7.55	$14.04	$14.72	$9.91
Total return[2]	10.31%	4.11%	(34.42)%	7.64%	57.78%	24.83%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.19%	1.17%	1.18%	1.18%
Net expenses	1.17%	1.17%	1.19%	1.17%	1.18%	1.18%
Net investment loss	(0.94)%	(0.86)%	(0.87)%	(1.03)%	(1.00)%	(0.95)%
Supplemental data
Portfolio turnover rate	34%	95%	61%	46%	51%	62%
Net assets, end of period (000s omitted)	$289,375	$273,519	$264,938	$414,683	$392,316	$269,657

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 11

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Small Cap Growth Fund  (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
12 | Allspring VT Small Cap Growth Fund

Notes to financial statements (unaudited)
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $238,878,956 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$82,560,704
Gross unrealized losses	(7,283,523)
Net unrealized gains	$75,277,181
As of December 31, 2023, the Fund had capital loss carryforwards which consisted of $28,434,363 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,216,138	$0	$0	$1,216,138
Consumer discretionary	38,590,084	0	0	38,590,084
Consumer staples	24,229,428	0	0	24,229,428
Financials	13,201,556	0	0	13,201,556
Health care	74,696,566	0	0	74,696,566
Industrials	70,007,085	0	0	70,007,085
Information technology	80,603,122	0	0	80,603,122
Materials	5,033,834	0	0	5,033,834
Short-term investments
Investment companies	6,578,324	0	0	6,578,324
Total assets	$314,156,137	$0	$0	$314,156,137
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring VT Small Cap Growth Fund | 13

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $1 billion	0.675
Next $2 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended June 30, 2024, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.95%
Class 2	1.20
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2024 were $101,930,665 and $111,772,970, respectively.
6.
BANK BORROWINGS
The Trust, Allspring Master Trust and Allspring Funds Trust (excluding the money market funds) are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
14 | Allspring VT Small Cap Growth Fund

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring VT Small Cap Growth Fund | 15

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

16 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring VT Small Cap Growth Fund | 17

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board Consideration of Investment Management and Sub-Advisory Agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

18 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than or in range of the average investment performance of its Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of its benchmark index, the Russell 2000® Growth Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring VT Small Cap Growth Fund | 19

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Allspring VT Small Cap Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3003 06-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that Allspring Variable Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Variable Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Variable Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 23, 2024

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: August 23, 2024